Stock-Based Compensation - Additional information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 07, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020
Stock-Based Compensation
Expenses related to the accelerated vesting		$ 106,200
Fair value of units outstanding	$ 475,500			$ 98,100
Treasury shares		9,094,876	9,094,876
Class B Common Stock
Stock-Based Compensation
Stock-based compensation expense			$ 405,843	(14,880)	$ 4,717
Stock-based compensation profit				14,900
Treasury shares						9,094,876
Class B Common Stock | General and administrative
Stock-Based Compensation
Stock-based compensation expense			242,818	$ (6,976)	$ 4,475
Polaris Plan
Stock-Based Compensation
Number of units available for issuance				343,114
Number of units issued	267,768			269,645
Number of units outstanding	267,768			269,645
2020 Omnibus Incentive Plan
Stock-Based Compensation
Unrecognized compensation cost		$ 13,400	$ 13,400
Expenses expected to be recognized over a weighted average period			3 years 9 months
2020 Omnibus Incentive Plan | General and administrative
Stock-Based Compensation
Stock-based compensation expense			$ 200
2020 Omnibus Incentive Plan | Maximum
Stock-Based Compensation
Vesting period			4 years
2020 Omnibus Incentive Plan | Minimum
Stock-Based Compensation
Vesting period			1 year
2020 Omnibus Incentive Plan | Class A common stock
Stock-Based Compensation
Number of units available for issuance		85,850,000	85,850,000
Number of units outstanding		18,163	18,163
Number of employee RS issued			31,250
Treasury shares		13,087	13,087